DRINKER BIDDLE & REATH LLP
                   Philadelphia National Bank Building
                          1345 Chestnut Street
                      Philadelphia, PA  19107-3496

                            February 2, 1999


VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re:  First Pacific Mutual Fund, Inc.
              File Nos. (33-23452/811-05631)

Ladies and Gentlemen:

         On behalf of First Pacific Mutual Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statements of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those Prospectuses and Statements of Additional Information contained in the Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #14"), which was filed on January 29, 1999; and
(ii) the text of PEA #14 has been filed electronically.

         The Prospectuses and Statements of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:
(1) Prospectus dated February 1, 1999 for the First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund; (2) Prospectus dated February 1, 1999 for the First Idaho Tax-Free Fund; and (3) Statement of Additional Information dated February 1, 1999 for the three above-mentioned Funds.

         Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2498.


                                       Very truly yours,


                                       /s/  Carrie B. Zehfuss
                                            Carrie B. Zehfuss